COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

43    COMMITMENTS

(a)      Capital commitments

	December 31, 2019	December 31, 2020
Property, plant and equipment	4,041,857	1,437,354

(b)      Other capital commitments

As of December 31, 2020, the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31, 2019	December 31, 2020
Associates	33,800	351,800
Joint ventures	410,000	410,000

	443,800	761,800